Employee Headcount	12 Months Ended
Dec. 31, 2024
Employee Headcount
Employee Headcount

Section B — Employees

This section provides financial insights into our employee benefit arrangements. It should be read in conjunction with the compensation disclosures for key management personnel in Note (G.5).

(B.1) Employee Headcount

The following table provides an overview of employee headcount, broken down by function and by the regions EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Employee Headcount by Region and Function

Full-time equivalents	12/31/2024				12/31/2023				12/31/2022
	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software	4,543	4,339	4,764	13,646	4,389	4,266	4,426	13,080	4,178	4,025	4,538	12,740
Services	8,485	4,719	5,566	18,770	8,178	5,013	5,481	18,672	8,129	5,106	5,769	19,005
Research and development	18,819	5,677	13,094	37,590	18,086	5,884	12,474	36,444	17,764	5,752	11,764	35,280
Sales and marketing	12,042	9,801	5,139	26,983	12,086	10,300	5,342	27,728	11,671	10,633	5,463	27,766
General and administration	3,836	1,836	1,300	6,971	3,619	1,777	1,307	6,704	3,387	1,804	1,240	6,431
Infrastructure	3,076	1,164	921	5,161	2,834	1,274	867	4,975	2,795	1,382	912	5,089
SAP Group (December 31)	50,801	27,536	30,784	109,121	49,191	28,515	29,897	107,602	47,924	28,702	29,686	106,312
thereof acquisitions	413	414	86	912	421	138	0	558	188	189	8	385
SAP Group (months' end average)	49,764	27,394	29,997	107,155	48,222	28,239	29,582	106,043	47,359	28,785	29,438	105,582

Most of the employees participating in the Company’s voluntary leave programs are scheduled to leave SAP at the beginning of 2025. For more information about the transformation program and its impact on employee headcount, see Note (B.6).